Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Period-end Spot Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Period-end Spot Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.0149	7.2952	7.1135
Average Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Average Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.1918	7.0511	6.5532